DERIVATIVE FINANCIAL INSTRUMENTS - Summary of Reconciliation by Risk Category of Components of Equity and Analysis of Other Comprehensive Income Items Resulting from Hedge Accounting (Details) - Cash flow hedges - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedges
Beginning Balance	£ (444)	£ (477)
Effective portion of changes in fair value:	306	(452)
Income statement transfers:	452	485
Ending Balance	314	(444)
Interest rate risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	472	(766)
Income statement transfers:	303	484
– Foreign currency risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	(294)	405
Income statement transfers:	151	(216)
Equity risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	105	9
Income statement transfers:	(82)	(11)
Interest rate/FX risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	(59)	(171)
Income statement transfers:	89	231
Inflation risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	82	71
Income statement transfers:	£ (9)	£ (3)